Equity Earnings (Loss) of Joint Ventures (Details Textual) - USD ($)		3 Months Ended	12 Months Ended
	Feb. 16, 2016	Jun. 28, 2015	Jul. 01, 2018	Jul. 02, 2017	Jul. 03, 2016	Jun. 28, 2015	Jun. 30, 2013
Schedule Of Equity Method Investments [Line Items]
Repayments of borrowings under credit facility			$ 3,000,000	$ 26,000,000	$ 16,500,000
VAST LLC
Schedule Of Equity Method Investments [Line Items]
STRATTEC's percentage ownership in joint venture			33.33%
Impairment charge					6,000,000
VAST LLC | STRATTEC
Schedule Of Equity Method Investments [Line Items]
STRATTEC's percentage ownership in joint venture			33.30%
Impairment charge					2,000,000
VAST LLC | MINDA-VAST ACCESS SYSTEMS
Schedule Of Equity Method Investments [Line Items]
Impairment charge					6,000,000
SAL LLC
Schedule Of Equity Method Investments [Line Items]
STRATTEC's percentage ownership in joint venture			51.00%				51.00%
Loss on Guarantee of STRATEC Advanced Logic, LLC Credit facility					247,000
Outstanding balance on loan from STRATTEC to equity method investment				$ 2,600,000	$ 2,600,000
Percentage of funding in joint venture through loans		100.00%	100.00%	100.00%	100.00%		100.00%
Percentage of losses of joint venture, up to committed financial support, recognized by STRATTEC		100.00%	100.00%	100.00%	100.00%		100.00%
SAL LLC | Westinghouse Agreement
Schedule Of Equity Method Investments [Line Items]
Guarantee liability				$ 250,000
License agreement expired date			Aug. 16, 2018
SAL LLC | STRATTEC Advanced Logic Credit Facility
Schedule Of Equity Method Investments [Line Items]
Secured revolving credit facility	$ 1,500,000
Credit facility maturity date				Feb. 16, 2016
Outstanding borrowings under the credit facility	1,500,000
SAL LLC | STRATTEC Advanced Logic Credit Facility | Registrant's Guarantee of STRATTEC Advanced Logic Credit Facility
Schedule Of Equity Method Investments [Line Items]
Repayments of borrowings under credit facility	1,500,000
Guarantee liability	1,500,000
STRATTEC's proportionate share of guarantor obligations	$ 765,000
Loss on Guarantee of STRATEC Advanced Logic, LLC Credit facility					$ 247,000	$ 488,000
SAL LLC | STRATTEC | Westinghouse Agreement
Schedule Of Equity Method Investments [Line Items]
Guarantee liability				$ 127,000